Exhibit 99.7

Client Name:
Client Project Name:	PRKCM 2026-AFC6
Start - End Dates:	6/10/2026 - 8/11/2026
Deal Loan Count:	267

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	1
Credit	Assets	CRDAST2670	Asset documentation is insufficient per guideline requirements	3
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Total				5

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